SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 14.5%
	U.S. Treasury Inflation-Indexed Notes,
	0.50% due 1/15/2028	$152,517	$148,627
	1.25% due 4/15/2028	125,423	123,395
	1.875% due 1/15/2036	2,360,656	2,293,893
	U.S. Treasury Notes,
	1.875% due 2/15/2032	920,000	811,541
	2.625% due 7/31/2029	152,000	145,267
	3.50% due 10/31/2027 - 10/15/2028	1,146,000	1,132,750
	3.625% due 10/31/2030	383,000	374,323
	3.75% due 8/31/2031 - 2/28/2033	1,656,000	1,613,974
	4.00% due 11/15/2035	3,005,000	2,906,868
	4.375% due 5/15/2036	400,000	397,937
	U.S. Treasury Strip Coupon, 6.215% due 8/15/2034	1,890,000	1,320,453
	Total U.S. Treasury Securities (Cost $11,384,434)		11,269,028
	U.S. Government Agencies — 6.5%
	Federal Farm Credit Banks Funding Corp., 3.00% due 3/8/2032	715,000	657,500
	HNA Group LLC (Guaranty: Export-Import Bank of the United States), 2.291% due 6/30/2027	287,397	282,488
	Small Business Administration Participation Certificates,
	Series 2007-20D Class 1, 5.32% due 4/1/2027	10,774	10,814
	Series 2007-20F Class 1, 5.71% due 6/1/2027	8,034	8,090
	Series 2007-20I Class 1, 5.56% due 9/1/2027	36,794	37,021
	Series 2007-20K Class 1, 5.51% due 11/1/2027	26,013	26,207
	Series 2008-20G Class 1, 5.87% due 7/1/2028	93,239	94,519
	Series 2011-20G Class 1, 3.74% due 7/1/2031	217,498	213,393
	Series 2011-20K Class 1, 2.87% due 11/1/2031	338,805	325,859
	Series 2014-20H Class 1, 2.88% due 8/1/2034	262,089	248,526
	Series 2015-20B Class 1, 2.46% due 2/1/2035	230,719	215,296
	Series 2015-20I Class 1, 2.82% due 9/1/2035	523,708	491,992
	Series 2017-20I Class 1, 2.59% due 9/1/2037	1,231,077	1,132,641
	Series 2017-20K Class 1, 2.79% due 11/1/2037	629,294	580,726
	Thirax 1 LLC (Guaranty: Export-Import Bank of the United States), 0.968% due 1/14/2033	869,999	772,333
	Total U.S. Government Agencies (Cost $5,435,268)		5,097,405
	Mortgage Backed — 70.4%
[a,b]	Federal Agricultural Mortgage Corp. Mtg Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A, 2.18% due 1/25/2051	3,574,398	2,958,415
	Federal Home Loan Mortgage Corp., Pool WN2511, 4.90% due 11/1/2032	2,250,000	2,280,726
	Federal Home Loan Mtg Corp.,
[b]	Pool 1L0049, 6.025% (H15T1Y + 2.15%) due 2/1/2046	431,351	443,801
	Pool D98887, 3.50% due 1/1/2032	118,670	116,356
	Pool E09025, 2.50% due 3/1/2028	8,739	8,606
	Pool J37586, 3.50% due 9/1/2032	83,583	81,721
	Pool RE6097, 2.00% due 5/1/2051	1,819,960	1,414,922
	Pool RE6119, 2.50% due 12/1/2051	1,595,489	1,309,220
	Pool SE9046, 3.00% due 12/1/2051	1,794,336	1,565,366
	Pool T61943, 3.50% due 8/1/2045	72,839	67,080
	Pool T65457, 3.00% due 1/1/2048	354,719	313,326
	Pool WN2382, 4.34% due 6/1/2028	565,000	562,210
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3922 Class PQ, 2.00% due 4/15/2041	9,019	8,951
[b]	Series 4105 Class FG, 4.108% (SOFR30A + 0.51%) due 9/15/2042	359,789	356,257
	Series 4120 Class TC, 1.50% due 10/15/2027	60,624	59,640
	Series 4120 Class UE, 2.00% due 10/15/2027	96,291	95,057
	Series 5469 Class QA, 4.50% due 11/25/2054	497,861	488,930
	Series 5558 Class EV, 5.00% due 6/25/2036	464,748	466,479
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
	Series K095 Class A2, 2.785% due 6/25/2029	577,000	551,316
	Series KHG1 Class A3, 3.341% due 12/25/2027	283,823	279,456
	Series KJ46 Class A2, 4.796% due 10/25/2031	216,000	217,564
[b]	Series KJ47 Class A2, 5.43% due 6/25/2031	149,000	152,695
	Series KJ48 Class A2, 5.028% due 10/25/2031	379,000	384,727

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	$673,136	$634,327
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	2,199,960	1,977,148
	Series 2017-4 Class MT, 3.50% due 6/25/2057	496,494	449,239
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	841,518	783,066
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	429,897	406,251
	Series 2018-3 Class HA, 3.00% due 8/25/2057	619,240	573,753
	Series 2018-4 Class HA, 3.00% due 3/25/2058	797,078	735,605
	Series 2018-4 Class MA, 3.50% due 3/25/2058	502,750	480,966
	Series 2019-2 Class MA, 3.50% due 8/26/2058	1,295,632	1,232,341
	Series 2019-3 Class MA, 3.50% due 10/25/2058	479,733	461,187
	Series 2019-4 Class MA, 3.00% due 2/25/2059	786,167	725,464
	Series 2020-1 Class MA, 2.50% due 8/25/2059	1,109,304	1,020,914
	Series 2020-2 Class MA, 2.00% due 11/25/2059	1,120,808	992,842
	Series 2020-3 Class MA, 2.00% due 5/25/2060	369,234	328,996
	Series 2020-3 Class MT, 2.00% due 5/25/2060	526,926	411,726
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	872,267	742,620
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808, 3.00% due 2/1/2052	840,710	740,043
	Pool RQ0128, 5.50% due 6/1/2056	276,284	277,282
	Pool SB8010, 2.50% due 10/1/2034	342,087	322,237
	Pool SB8030, 2.00% due 12/1/2034	553,981	510,890
	Pool SB8502, 2.00% due 8/1/2035	333,836	306,016
	Pool ZS4730, 3.50% due 8/1/2047	609,304	561,493
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2015-SC02 Class 2A, 3.50% due 9/25/2045	169,526	152,248
	Series 2016-SC01 Class 1A, 3.00% due 7/25/2046	613,540	540,115
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	202,013	184,104
	Series 2016-SC02 Class 2A, 3.50% due 10/25/2046	130,399	118,299
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	1,138,741	991,957
	Series 2017-SC01 Class 2A, 3.50% due 12/25/2046	414,655	375,760
	Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	255,664	222,762
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	111,610	101,120
	Federal National Mtg Assoc.,
[b]	Pool 895572, 6.445% (RFUCCT1Y + 1.82%) due 6/1/2036	40,573	41,713
	Pool BF0130, 3.50% due 8/1/2056	269,676	244,661
	Pool BF0144, 3.50% due 10/1/2056	384,083	347,743
[b]	Pool BH4524, 4.032% (5-Yr. CMT + 1.15%) due 6/1/2046	1,130,202	1,104,181
[b]	Pool BM6885, 1.595% (2.20% - SOFR30A) due 12/1/2051	383,274	365,834
	Pool BM6983, 3.00% due 3/1/2052	905,408	760,448
	Pool BS6056, 3.85% due 8/1/2032	290,000	278,518
	Pool BZ4611, 5.425% due 11/1/2032	496,721	511,374
[b]	Pool CB2214, 1.531% (2.21% - SOFR30A) due 11/1/2051	422,018	404,791
[b]	Federal National Mtg Assoc., CMBS, Series 2018-SB47 Class A5H, 4.406% (SOFR30A + 0.81%) due 1/25/2038	250,143	249,949
	Federal National Mtg Assoc., CMO REMIC,
[b]	Series 2009-17 Class AH, 0.483% due 3/25/2039	148,700	122,235
	Series 2011-70 Class CA, 3.00% due 8/25/2026	7,330	7,330
[b]	Series 2013-81 Class FW, 4.042% (SOFR30A + 0.41%) due 1/25/2043	571,696	567,662
[b]	Series 2013-92 Class FA, 4.292% (SOFR30A + 0.66%) due 9/25/2043	441,360	440,335
	Series 2024-25 Class VB, 5.50% due 3/25/2035	447,866	459,323
	Series 2024-70 Class MP, 4.50% due 10/25/2054	424,352	416,560
	Series 2025-90 Class PC, 4.00% due 10/25/2055	338,992	326,066
	Series 2026-36 Class AC, 4.75% due 8/25/2053	191,784	190,074
	Federal National Mtg Assoc., Grantor Trust, CMO, Series 2017-T1 Class A, 2.898% due 6/25/2027	987,140	972,962
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AJ1752, 3.50% due 9/1/2026	5,915	5,896
	Pool AL6582, 3.50% due 4/1/2030	152,073	150,168
	Pool AL9445, 3.00% due 7/1/2031	4,782	4,674
	Pool AS9749, 4.00% due 6/1/2047	222,885	211,605
	Pool AU2669, 2.50% due 10/1/2028	110,308	107,911
	Pool BM4864, 3.50% due 5/1/2033	350,192	343,620
	Pool CA0942, 2.50% due 12/1/2032	418,357	399,022
	Pool CA4102, 3.50% due 8/1/2029	161,922	159,482
	Pool CA5271, 2.50% due 3/1/2035	583,526	550,875
	Pool FM1523, 2.50% due 8/1/2029	119,348	117,002

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Pool FM2831, 2.50% due 5/1/2032	$585,015	$564,856
	Pool FM3494, 2.50% due 4/1/2048	303,437	261,143
	Pool FM4936, 2.00% due 12/1/2035	914,911	838,349
	Pool FM5458, 1.50% due 12/1/2035	918,306	820,558
	Pool FS0916, 3.00% due 3/1/2052	859,661	750,636
	Pool FS6212, 1.50% due 5/1/2032	212,732	200,221
	Pool MA2353, 3.00% due 8/1/2035	414,190	393,202
	Pool MA3465, 4.00% due 9/1/2038	247,272	240,748
	Pool MA3681, 3.00% due 6/1/2034	177,454	169,838
	Pool MA3896, 2.50% due 1/1/2035	59,767	56,172
	Pool MA4390, 2.00% due 7/1/2031	1,643,789	1,567,625
	Pool MA5464, 4.50% due 8/1/2039	754,454	748,206
	Pool MA5581, 3.50% due 12/1/2039	511,680	488,367
	Pool MA5886, 5.00% due 11/1/2040	867,688	871,346
	Pool MA5982, 5.00% due 2/1/2046	191,509	190,625
[c]	Pool MA6119, 5.50% due 7/1/2056	114,000	114,430
	Government National Mtg Assoc.,
[b]	Pool 894205, 5.375% (H15T1Y + 1.50%) due 8/20/2039	70,702	71,609
[b]	Pool MA0100, 5.625% (H15T1Y + 1.50%) due 5/20/2042	92,807	95,125
	Pool MA0907, 2.00% due 4/20/2028	105,724	103,458
	Government National Mtg Assoc., CMBS,
	Series 2022-147 Class B, 2.20% due 10/16/2063	1,250,000	899,898
	Series 2023-104 Class AD, 4.00% due 1/16/2065	408,137	385,297
	Government National Mtg Assoc., CMO,
	Series 2016-H04 Class HA, 2.25% due 7/20/2065	101,891	96,894
	Series 2017-186 Class VA, 3.00% due 2/20/2031	467,340	465,049
	Series 2025-110 Class L, 1.00% due 6/20/2051	343,599	310,026
	Series 2025-139 Class DT, 5.00% due 3/20/2065	210,882	211,294
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	1,370,953	1,262,379
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	1,370,953	1,267,785
	Total Mortgage Backed (Cost $58,447,129)		54,850,742
	Corporate Bonds — 3.2%
	Utilities — 3.2%
	Electric Utilities — 3.2%
[a]	Caledonia Generating LLC, 1.95% due 2/28/2034	2,825,357	2,463,316
			2,463,316
	Total Corporate Bonds (Cost $2,762,763)		2,463,316
	Short-Term Investments — 3.1%
	Mutual Fund — 0.2%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 3.59%	159,546	159,546
	Total Mutual Fund (Cost $159,546)		159,546
	U.S. Treasury Securities — 2.9%
	U.S. Treasury Bills,
	3.578% due 7/2/2026	250,000	249,975
	3.588% due 7/7/2026	250,000	249,853
	3.589% due 7/9/2026	250,000	249,803
	3.595% due 7/16/2026	250,000	249,631
	3.598% due 7/14/2026	250,000	249,680
	3.617% due 7/21/2026	250,000	249,506
	3.623% due 7/23/2026	250,000	249,456
	3.672% due 7/28/2026	250,000	249,323
	U.S. Treasury Notes, 4.50% due 7/15/2026	250,000	250,079
	Total U.S. Treasury Securities (Cost $2,247,306)		2,247,306
	Total Short-Term Investments (Cost $2,406,852)		2,406,852

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund
June 30, 2026 (Unaudited)

Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
Total Investments — 97.7% (Cost $80,436,446)		$76,087,343
Other Assets Less Liabilities — 2.3%		1,762,061
Net Assets — 100.0%		$77,849,404

Footnote Legend
a
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate value of these securities in the Fund’s portfolio was
$5,421,731, representing 6.96% of the Fund’s net assets.

b
Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.
The rates shown are those in effect on June 30, 2026.

c	When-issued security.
d	Rate represents the money market fund annualized seven-day yield on June 30, 2026.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1Y	Refinitiv USD Interbank Offered Rate Consumer Cash Fallbacks Term 1 Year
SOFR30A	Secured Overnight Financing Rate 30-Day Average
UMBS	Uniform Mortgage-Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term U.S. Government Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has seven classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee" as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.